Income Taxes - Components of Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes and equity in net income of unconsolidated investments:
Domestic	$ 355,375	$ 316,856	$ 209,714
Foreign	189,052	57,737	270,863
Income before income taxes and equity in net income of unconsolidated investments	544,427	374,593	480,577
Current income tax expense:
Federal	52,413	71,930	82,379
State	2,121	6,478	4,774
Foreign	16,923	18,712	28,179
Total	71,457	97,120	115,332
Deferred income tax expense (benefit):
Federal	72,299	(2,632)	(23,060)
State	2,525	477	(417)
Foreign	(9,959)	(12,432)	12,279
Total	64,865	(14,587)	(11,198)
Total income tax expense	$ 136,322	$ 82,533	$ 104,134